AST MFS LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks
Aerospace & Defense — 3.5%
Lockheed Martin Corp.	55,972	$20,681,654
Northrop Grumman Corp.	131,980	42,714,007
Raytheon Technologies Corp.	191,096	14,765,988
		78,161,649
Banks — 10.4%
Citigroup, Inc.	681,249	49,560,865
JPMorgan Chase & Co.	666,026	101,389,138
PNC Financial Services Group, Inc. (The)	161,710	28,365,551
Truist Financial Corp.	330,270	19,261,346
U.S. Bancorp	579,213	32,036,271
		230,613,171
Beverages — 2.0%
Diageo PLC (United Kingdom)	739,346	30,461,309
PepsiCo, Inc.	101,128	14,304,556
		44,765,865
Building Products — 3.3%
Johnson Controls International PLC	477,216	28,475,479
Masco Corp.	329,625	19,744,538
Trane Technologies PLC	156,331	25,882,160
		74,102,177
Capital Markets — 6.4%
BlackRock, Inc.	41,640	31,394,894
Goldman Sachs Group, Inc. (The)	87,006	28,450,962
Moody’s Corp.	39,922	11,921,109
Morgan Stanley	334,464	25,974,474
Nasdaq, Inc.	247,565	36,505,935
T. Rowe Price Group, Inc.	44,382	7,615,951
		141,863,325
Chemicals — 3.8%
DuPont de Nemours, Inc.	193,556	14,958,008
International Flavors & Fragrances, Inc.	38,973	5,441,021
PPG Industries, Inc.	257,459	38,685,789
Sherwin-Williams Co. (The)	34,131	25,189,019
		84,273,837
Consumer Finance — 1.5%
American Express Co.	228,095	32,261,757
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	115,274	6,703,183
Electric Utilities — 5.1%
American Electric Power Co., Inc.	196,839	16,672,263
Duke Energy Corp.	494,742	47,757,445
Southern Co. (The)	612,306	38,060,941
Xcel Energy, Inc.	172,244	11,455,949
		113,946,598
Electrical Equipment — 1.6%
Eaton Corp. PLC	254,886	35,245,636
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 0.3%
Public Storage	31,591	$7,795,395
Food Products — 2.4%
Archer-Daniels-Midland Co.	208,706	11,896,242
J.M. Smucker Co. (The)(a)	47,721	6,038,138
Nestle SA (Switzerland)	311,375	34,710,372
		52,644,752
Health Care Equipment & Supplies — 6.6%
Abbott Laboratories	291,927	34,984,532
Boston Scientific Corp.*	542,693	20,975,084
Danaher Corp.	151,857	34,179,974
Medtronic PLC	472,156	55,775,788
		145,915,378
Health Care Providers & Services — 3.3%
Cigna Corp.	216,989	52,454,921
McKesson Corp.	109,827	21,420,658
		73,875,579
Hotels, Restaurants & Leisure — 0.4%
Marriott International, Inc. (Class A Stock)*	56,139	8,314,747
Household Products — 2.1%
Colgate-Palmolive Co.	181,214	14,285,100
Kimberly-Clark Corp.	126,912	17,647,114
Reckitt Benckiser Group PLC (United Kingdom)	152,230	13,662,641
		45,594,855
Industrial Conglomerates — 2.7%
Honeywell International, Inc.	276,311	59,978,829
Insurance — 8.6%
Aon PLC (Class A Stock)(a)	225,050	51,786,256
Chubb Ltd.	286,365	45,237,079
Marsh & McLennan Cos., Inc.	329,442	40,126,036
Progressive Corp. (The)	212,061	20,275,152
Travelers Cos., Inc. (The)	219,016	32,940,006
		190,364,529
IT Services — 5.2%
Accenture PLC (Class A Stock)	199,455	55,099,444
Fidelity National Information Services, Inc.	190,907	26,843,433
Fiserv, Inc.*	270,136	32,156,989
		114,099,866
Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.	84,869	38,732,514
Machinery — 3.3%
Illinois Tool Works, Inc.	173,689	38,475,587
Otis Worldwide Corp.	95,548	6,540,261
Stanley Black & Decker, Inc.	138,054	27,565,242
		72,581,090
Media — 3.2%
Comcast Corp. (Class A Stock)	1,322,192	71,543,809
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AST MFS LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities — 1.4%
Dominion Energy, Inc.	405,319	$30,788,031
Oil, Gas & Consumable Fuels — 2.4%
Chevron Corp.	122,945	12,883,407
ConocoPhillips	327,120	17,327,546
EOG Resources, Inc.	171,810	12,461,379
Pioneer Natural Resources Co.	72,529	11,519,056
		54,191,388
Pharmaceuticals — 7.0%
Johnson & Johnson	505,677	83,108,015
Merck & Co., Inc.	387,070	29,839,226
Pfizer, Inc.	884,876	32,059,058
Roche Holding AG (Switzerland)	27,988	9,044,893
		154,051,192
Professional Services — 1.0%
Equifax, Inc.	122,096	22,115,249
Road & Rail — 2.2%
Canadian National Railway Co. (Canada)	122,214	14,174,380
Union Pacific Corp.	153,489	33,830,510
		48,004,890
Semiconductors & Semiconductor Equipment — 5.4%
Analog Devices, Inc.	108,155	16,772,677
Intel Corp.	346,000	22,144,000
NXP Semiconductors NV (Netherlands)	100,544	20,243,529
Texas Instruments, Inc.	323,007	61,045,093
		120,205,299
Specialty Retail — 1.6%
Lowe’s Cos., Inc.	181,007	34,423,911
Tobacco — 0.5%
Philip Morris International, Inc.	114,036	10,119,555

Total Long-Term Investments (cost $1,670,230,466)		2,197,278,056
	Shares	Value

Short-Term Investment — 2.6%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (cost $57,287,632; includes $57,281,913 of cash collateral for securities on loan)(b)(we)	57,316,290	$57,287,632

TOTAL INVESTMENTS—101.8% (cost $1,727,518,098)		2,254,565,688

Liabilities in excess of other assets — (1.8)%		(39,957,625)

Net Assets — 100.0%		$2,214,608,063

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,634,605; cash collateral of $57,281,913 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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